Geographic Area and Product Information (Net Sales by Products and Services) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Products	$ 1,068.3	$ 1,055.3	$ 2,968.2	$ 3,005.9	$ 4,186.6	$ 3,638.6	$ 3,825.6
Services	168.1	150.7	470.0	440.4	609.3	455.4	499.0
Total net sales	1,236.4	1,206.0	3,438.2	3,446.3	4,795.9	4,094.0	4,324.6
Catalog, magazines and retail inserts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Products					3,114.3	2,711.4	2,826.0
Direct mail, books, directories and other printed Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Products					1,004.4	894.9	964.1
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Products					67.9	32.3	35.5
Logistics services [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Services					465.6	349.4	370.4
Imaging and other services [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Services					$ 143.7	$ 106.0	$ 128.6